UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2010

Waddell & Reed InvestEd Growth Portfolio

Waddell & Reed InvestEd Balanced Portfolio

Waddell & Reed InvestEd Conservative Portfolio

CONTENTS

Waddell & Reed InvestEd Portfolios

This report is submitted for the general information of the shareholders of Waddell & Reed InvestEd Portfolios. It is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current Waddell & Reed InvestEd Portfolios prospectus along with the InvestEd Program Overview and InvestEd Plan Account Application.

Non-residents of Arizona or taxpayers of states other than Arizona should consider participating in the 529 plan(s) available in their state of residence, as such plan(s) may offer more favorable state income tax or other benefits than those offered under the InvestEd Plan. Please consult your CPA or other tax advisor regarding your personal tax situation.

2	SEMIANNUAL REPORT	2010

PRESIDENT’S LETTER

Waddell & Reed InvestEd Portfolios	JUNE 30, 2010 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

Over the last six months, investors have witnessed the continuation of economic recovery that began in 2009, when several government programs were implemented to stabilize the economy and financial markets. These aggressive efforts, and similar policies implemented in many foreign markets, helped engender an economic recovery and a financial market rally over the second half of 2009 and into 2010. Investors began to demonstrate some appetite for risk, recognizing the power of the initiatives put in place.

Momentum continued into the first quarter of 2010, albeit at a slower pace. Many economic indicators pointed to continued recovery and increasing stability in the U.S. economy, and investor confidence was further bolstered by stabilization of global credit markets and stronger-than-expected first quarter 2010 corporate profits. Recently, however, optimism abruptly changed with the emergence of the European debt crisis, which created fears of a double-dip recession. The European banking system was negatively impacted when investors began to question the credit quality of several sovereign governments, and whether the Eurozone would be able to move past political strife to gain monetary stability. That scenario, in conjunction with data reflecting slower U.S. economic growth in the second quarter and escalating concern about China’s ability to slow the pace of its economy, drove a sharp global correction over the spring and into the summer of 2010. U.S. equity markets closed the six months ended June 30, 2010 with negative results. The S&P 500 Index declined 6.65 percent during the six-month period. Fixed-income markets fared better, as measured by the Citigroup Broad Investment Grade Index, increasing 5.6 percent for the six months.

Numerous challenges remain, including persistent high unemployment and a housing sector that continues to struggle, particularly so after government stimulus expired in the second calendar quarter of 2010. Longer term, we are optimistic that better days are ahead. Interest rates are low, government policy remains accommodative, companies are reporting more robust activity and job creation seems to be developing slowly. The economy in the first calendar quarter of 2010 expanded at a 2.7 percent rate, and preliminary numbers for second-quarter growth appear positive. Corporate profits in the first half of 2010 expanded sharply, creating a backdrop that should translate into a higher stock market, as my belief continues to be that stock prices follow earnings.

Economic Snapshot

	6/30/10	12/31/09
S&P 500 Index	1030.71	1115.10
MSCI EAFE Index	1348.11	1580.77
Citigroup Broad Investment Grade Index (annualized yield to maturity)	2.62%	3.49%
U.S. unemployment rate	9.5%	10.0%
30-year fixed mortgage rate	4.74%	5.14%
Oil price per barrel	$75.63	$79.36

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As always, we thank you for your continued partnership, and encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of Waddell & Reed InvestEd Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2010	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES

Waddell & Reed InvestEd Portfolios	(UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following tables are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Waddell & Reed Advisors Funds, your Portfolio will indirectly bear its pro rata share of the expenses incurred by the underlying funds. These expenses are not included in a Portfolio’s annualized expense ratio or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2010.

Actual Expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. As of the close of the six months covered by the tables, a customer is charged an initial fee of ten dollars for each new account. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

For the Six Months Ended June 30, 2010	Beginning Account Value 12-31-09	Ending Account Value 6-30-10	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
InvestEd Growth Portfolio
Based on Actual Portfolio Return(1)	$1,000	$955.20	0.25%	$1.17
Based on 5% Return(2)	$1,000	$1,023.55	0.25%	$1.21

For the Six Months Ended June 30, 2010	Beginning Account Value 12-31-09	Ending Account Value 6-30-10	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
InvestEd Balanced Portfolio
Based on Actual Portfolio Return(1)	$1,000	$969.40	0.25%	$1.18
Based on 5% Return(2)	$1,000	$1,023.55	0.25%	$1.21

4	SEMIANNUAL REPORT	2010

For the Six Months Ended June 30, 2010	Beginning Account Value 12-31-09	Ending Account Value 6-30-10	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
InvestEd Conservative Portfolio
Based on Actual Portfolio Return(1)	$1,000	$1,013.70	0.25%	$1.21
Based on 5% Return(2)	$1,000	$1,023.55	0.25%	$1.21

*	Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2010, and divided by 365.

(1)	This line uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)	This line uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

2010	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Waddell & Reed InvestEd Portfolios	ALL DATA IS AS OF JUNE 30, 2010 (UNAUDITED)

InvestEd Growth Portfolio – Asset Allocation

InvestEd Balanced Portfolio – Asset Allocation

InvestEd Conservative Portfolio – Asset Allocation

(1)	The percentage of investments in the underlying fund is currently not within the target allocation range disclosed in the Portfolio’s prospectus due to market movements; this percentage is expected to change over time, and deviation from the target allocation range due to market movements is permitted by the prospectus.

6	SEMIANNUAL REPORT	2010

SCHEDULE OF INVESTMENTS

Waddell & Reed InvestEd Portfolios (in thousands)	JUNE 30, 2010 (UNAUDITED)

InvestEd Growth Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	896	$5,618
Waddell & Reed Advisors Core Investment Fund, Class Y	3,564	16,785
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	452	5,215
Waddell & Reed Advisors Global Bond Fund, Class Y	2,828	11,228
Waddell & Reed Advisors High Income Fund, Class Y	912	6,077
Waddell & Reed Advisors International Growth Fund, Class Y	3,921	29,605
Waddell & Reed Advisors New Concepts Fund, Class Y (A)	391	3,645
Waddell & Reed Advisors Small Cap Fund, Class Y (A)	810	10,173
Waddell & Reed Advisors Value Fund, Class Y	1,532	15,061
Waddell & Reed Advisors Vanguard Fund, Class Y	1,266	8,493

TOTAL AFFILIATED MUTUAL FUNDS – 100.01%		$111,900
(Cost: $122,017)

SHORT-TERM SECURITIES – 0.11%	Principal
Master Note
Toyota Motor Credit Corporation, 0.228%, 7-1-10 (B)	$121	$121

(Cost: $121)

TOTAL INVESTMENT SECURITIES – 100.12%		$112,021
(Cost: $122,138)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.12%)		(129)

NET ASSETS – 100.00%		$111,892

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

InvestEd Balanced Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	728	$4,564
Waddell & Reed Advisors Core Investment Fund, Class Y	2,202	10,373
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	374	4,318
Waddell & Reed Advisors Global Bond Fund, Class Y	2,282	9,061
Waddell & Reed Advisors Government Securities Fund, Class Y	3,146	18,279
Waddell & Reed Advisors High Income Fund, Class Y	686	4,570
Waddell & Reed Advisors International Growth Fund, Class Y	1,729	13,056
Waddell & Reed Advisors New Concepts Fund, Class Y (A)	186	1,732
Waddell & Reed Advisors Value Fund, Class Y	881	8,661
Waddell & Reed Advisors Vanguard Fund, Class Y	2,050	13,756

TOTAL AFFILIATED MUTUAL FUNDS – 99.99%		$88,370
(Cost: $91,999)

SHORT-TERM SECURITIES – 0.26%	Principal
Master Note
Toyota Motor Credit Corporation, 0.228%, 7-1-10 (B)	$229	$229

(Cost: $229)

TOTAL INVESTMENT SECURITIES – 100.25%		$88,599
(Cost: $92,228)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.25%)		(224)

NET ASSETS – 100.00%		$88,375

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

See Accompanying Notes to Financial Statements.

2010	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Waddell & Reed InvestEd Portfolios (in thousands)	JUNE 30, 2010 (UNAUDITED)

InvestEd Conservative Portfolio

AFFILIATED MUTUAL FUNDS	Shares	Value
Waddell & Reed Advisors Bond Fund, Class Y	1,000	$6,273
Waddell & Reed Advisors Cash Management, Class A	18,728	18,728
Waddell & Reed Advisors Core Investment Fund, Class Y	2,522	11,879
Waddell & Reed Advisors Government Securities Fund, Class Y	4,324	25,121

TOTAL AFFILIATED MUTUAL FUNDS – 99.98%		$62,001
(Cost: $60,680)

SHORT-TERM SECURITIES – 0.38%	Principal
Master Note
Toyota Motor Credit Corporation, 0.228%, 7-1-10 (A)	$234	$234

(Cost: $234)

TOTAL INVESTMENT SECURITIES – 100.36%		$62,235
(Cost: $60,914)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.36%)		(220)

NET ASSETS – 100.00%		$62,015

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010. Date shown represents the date that the variable rate resets.

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2010

STATEMENT OF ASSETS AND LIABILITIES

Waddell & Reed InvestEd Portfolios	AS OF JUNE 30, 2010 (UNAUDITED)

(In thousands, except per share amounts)	InvestEd Growth Portfolio	InvestEd Balanced Portfolio	InvestEd Conservative Portfolio
ASSETS
Investments in affiliated mutual funds at market value+	$111,900	$88,370	$62,001
Investments in unaffiliated securities at market value+	121	229	234
Investments at Market Value	112,021	88,599	62,235
Cash	15	13	13
Investment securities sold receivable	—	15	35
Dividends and interest receivable	5	9	7
Capital shares sold receivable	97	37	100
Prepaid and other assets	—	—	—	*
Total Assets	112,138	88,673	62,390

LIABILITIES
Investment securities purchased payable	90	80	—
Capital shares redeemed payable	151	210	374
Trustees and Chief Compliance Officer fees payable	3	2	1
Distribution and service fees payable	1	1	—	*
Other liabilities	1	5	—	*
Total Liabilities	246	298	375
Total Net Assets	$111,892	$88,375	$62,015

NET ASSETS
Capital paid in (shares authorized – unlimited)	$119,265	$90,376	$58,633
Undistributed net investment income	365	527	420
Accumulated net realized gain	2,379	1,101	1,641
Net unrealized appreciation (depreciation)	(10,117)	(3,629)	1,321
Total Net Assets	$111,892	$88,375	$62,015

CAPITAL SHARES OUTSTANDING	10,714	8,468	5,573

NET ASSET VALUE PER SHARE	$10.44	$10.44	$11.13

+COST
Investments in affiliated mutual funds at cost	$122,017	$91,999	$60,680
Investments in unaffiliated securities at cost	121	229	234

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2010	SEMIANNUAL REPORT	9

STATEMENT OF OPERATIONS

Waddell & Reed InvestEd Portfolios	FOR THE SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)

(In thousands)	InvestEd Growth Portfolio	InvestEd Balanced Portfolio	InvestEd Conservative Portfolio
INVESTMENT INCOME
Dividends from affiliated mutual funds	$514	$637	$492
Interest and amortization from unaffiliated securities	— *	— *	—	*
Total Investment Income	514	637	492

EXPENSES
Distribution and service fees	149	113	75
Net Investment Income	365	524	417

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments in affiliated mutual funds	1,267	524	1,664
Net change in unrealized depreciation on investments in affiliated mutual funds	(6,824)	(3,956)	(1,366)
Net Realized and Unrealized Gain (Loss)	(5,557)	(3,432)	298
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,192)	$(2,908)	$715

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2010

STATEMENT OF CHANGES IN NET ASSETS

Waddell & Reed InvestEd Portfolios

	InvestEd Growth Portfolio		InvestEd Balanced Portfolio		InvestEd Conservative Portfolio
(In thousands)	Six months ended 6-30-10 (Unaudited)	Fiscal year ended 12-31-09	Six months ended 6-30-10 (Unaudited)	Fiscal year ended 12-31-09	Six months ended 6-30-10 (Unaudited)	Fiscal year ended 12-31-09
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$365	$1,977	$524	$1,771	$417	$745
Net realized gain on investments	1,267	2,533	524	1,093	1,664	130
Net change in unrealized appreciation (depreciation)	(6,824)	20,006	(3,956)	9,750	(1,366)	2,686
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,192)	24,516	(2,908)	12,614	715	3,561
Distributions to Shareholders From:
Net investment income	—	(1,975)	—	(1,771)	—	(742)
Net realized gains	—	(2,063)	—	(65)	—	—
Total Distributions to Shareholders	—	(4,038)	—	(1,836)	—	(742)
Capital Share Transactions	(1,512)	(4,947)	2,596	1,949	3,081	5,815
Net Increase (Decrease) in Net Assets	(6,704)	15,531	(312)	12,727	3,796	8,634
Net Assets, Beginning of Period	118,596	103,065	88,687	75,960	58,219	49,585
Net Assets, End of Period	$111,892	$118,596	$88,375	$88,687	$62,015	$58,219
Undistributed (distributions in excess of) net investment income	$365	$(1)	$527	$3	$420	$3

See Accompanying Notes to Financial Statements.

2010	SEMIANNUAL REPORT	11

FINANCIAL HIGHLIGHTS

Waddell & Reed InvestEd Portfolios FOR A SHARE OF CAPITAL STOCK

OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
InvestEd Growth Portfolio
Six-month period ended 6-30-2010 (unaudited)	$10.93	$0.03	$(0.52)	$(0.49)	$—	$—	$—
Fiscal year ended 12-31-2009	9.05	0.19	2.07	2.26	(0.19)	(0.19)	(0.38)
Fiscal year ended 12-31-2008	13.63	0.22	(3.75)	(3.53)	(0.24)	(0.81)	(1.05)
Fiscal year ended 12-31-2007	13.92	0.21	1.48	1.69	(0.27)	(1.71)	(1.98)
Fiscal year ended 12-31-2006	12.92	0.17	1.42	1.59	(0.20)	(0.39)	(0.59)
Fiscal year ended 12-31-2005	12.06	0.10	0.99	1.09	(0.10)	(0.13)	(0.23)

InvestEd Balanced Portfolio
Six-month period ended 6-30-2010 (unaudited)	10.77	0.06	(0.39)	(0.33)	—	—	—
Fiscal year ended 12-31-2009	9.45	0.21	1.33	1.54	(0.21)	(0.01)	(0.22)
Fiscal year ended 12-31-2008	12.49	0.25	(2.57)	(2.32)	(0.26)	(0.46)	(0.72)
Fiscal year ended 12-31-2007	12.71	0.28	1.08	1.36	(0.32)	(1.26)	(1.58)
Fiscal year ended 12-31-2006	11.95	0.24	1.08	1.32	(0.25)	(0.31)	(0.56)
Fiscal year ended 12-31-2005	11.42	0.15	0.65	0.80	(0.15)	(0.12)	(0.27)

InvestEd Conservative Portfolio
Six-month period ended 6-30-2010 (unaudited)	10.98	0.07	0.08	0.15	—	—	—
Fiscal year ended 12-31-2009	10.43	0.14	0.55	0.69	(0.14)	—	(0.14)
Fiscal year ended 12-31-2008	10.52	0.19	(0.03)	0.16	(0.19)	(0.06)	(0.25)
Fiscal year ended 12-31-2007	10.66	0.36	0.29	0.65	(0.37)	(0.42)	(0.79)
Fiscal year ended 12-31-2006	10.44	0.32	0.32	0.64	(0.33)	(0.09)	(0.42)
Fiscal year ended 12-31-2005	10.43	0.17	0.09	0.26	(0.17)	(0.08)	(0.25)

(1)	Total return calculated without taking into account the sales load deducted on an initial purchase.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Annualized.

12	SEMIANNUAL REPORT	2010

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)	Portfolio Turnover Rate
InvestEd Growth Portfolio
Six-month period ended 6-30-2010 (unaudited)	$10.44	-4.48%	$112	0.25	%(3)	0.61	%(3)	—%	—%	5%
Fiscal year ended 12-31-2009	10.93	24.96	119	0.25		1.83		—	—	24
Fiscal year ended 12-31-2008	9.05	-25.87	103	0.25		1.73		—	—	18
Fiscal year ended 12-31-2007	13.63	12.41	146	0.25		1.34		—	—	29
Fiscal year ended 12-31-2006	13.92	12.33	130	0.25		1.30		—	—	5
Fiscal year ended 12-31-2005	12.92	8.99	86	0.74		0.81		1.00	0.55	5

InvestEd Balanced Portfolio
Six-month period ended 6-30-2010 (unaudited)	10.44	-3.06	88	0.25	(3)	1.16	(3)	—	—	8
Fiscal year ended 12-31-2009	10.77	16.31	89	0.25		2.19		—	—	28
Fiscal year ended 12-31-2008	9.45	-18.50	76	0.25		2.11		—	—	33
Fiscal year ended 12-31-2007	12.49	10.84	97	0.25		2.06		—	—	17
Fiscal year ended 12-31-2006	12.71	11.08	87	0.25		1.99		—	—	11
Fiscal year ended 12-31-2005	11.95	7.00	58	0.71		1.32		0.98	1.05	5

InvestEd Conservative Portfolio
Six-month period ended 6-30-2010 (unaudited)	11.13	1.37	62	0.25	(3)	1.39	(3)	—	—	27
Fiscal year ended 12-31-2009	10.98	6.62	58	0.25		1.37		—	—	103
Fiscal year ended 12-31-2008	10.43	1.56	50	0.25		1.94		—	—	47
Fiscal year ended 12-31-2007	10.52	6.15	41	0.25		3.65		—	—	30
Fiscal year ended 12-31-2006	10.66	6.12	31	0.25		3.21		—	—	56
Fiscal year ended 12-31-2005	10.44	2.53	18	0.85		1.83		1.12	1.56	22

See Accompanying Notes to Financial Statements.

2010	SEMIANNUAL REPORT	13

NOTES TO FINANCIAL STATEMENTS

Waddell & Reed InvestEd Portfolios (amounts in thousands)	JUNE 30, 2010 (UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Waddell & Reed InvestEd Plan (InvestEd Plan) was established under the Arizona Family College Savings Program (the Program). Waddell & Reed InvestEd Portfolios, a Delaware statutory trust (the Trust), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Program was established by the State of Arizona as a qualified state tuition program in accordance with Section 529 of the Internal Revenue Code. InvestEd Plan is offered to Arizona residents and nationally. InvestEd Plan accounts are held in the name and for the benefit of the Arizona Commission for Post-Secondary Education in its capacity as Trustee of the Family College Savings Program Trust Fund (Trust Fund). An investment in the Program constitutes a purchase of an interest in the Trust Fund, a municipal fund security. The Trust Fund invests in the Trust and other investment options. Waddell & Reed InvestEd Growth Portfolio, Waddell & Reed InvestEd Balanced Portfolio and Waddell & Reed InvestEd Conservative Portfolio (each, a Portfolio) are each a series of the Trust. The assets belonging to each Portfolio are held separately by the transfer agent for the underlying funds and the custodian. The capital shares of each Portfolio represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets.

Accounts opened through the InvestEd Plan are not insured by the State of Arizona, the Trust Fund, the Arizona Commission for Post Secondary Education, or any other governmental entity, Waddell & Reed, Inc. (W&R), or any affiliated or related party and neither the principal invested nor the investment return is guaranteed by any of the above referenced parties. InvestEd Plan accounts are subject to the Federal tax laws and the laws, rules and regulations governing the Program. Any changes in such laws, rules or regulations may affect participation in, and the benefits of, the InvestEd Plan. The InvestEd Plan may be modified to comply with such changes.

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Securities Valuation. Investments in affiliated mutual funds within the Waddell & Reed Advisors Funds family are valued at their net asset value as reported by the underlying funds. Short-term debt securities are valued at amortized cost, which approximates market value.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Repurchase Agreements. Each Portfolio may purchase securities subject to repurchase agreements, which are instruments under which the Portfolio purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Income Taxes. It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the fiscal period ended June 30, 2010, management believes that under this standard no liability for unrecognized tax positions is required. The Portfolios are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2005.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Concentration of Risk. Certain of the underlying funds may have a concentration of risk which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has performed a review for subsequent events through the date this report was issued.

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2.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Effective January 1, 2006, all fees which would have been paid by each Portfolio have been eliminated, with the exception of the distribution and service fee. Under a Distribution and Service Plan for each Portfolio’s shares adopted by the Trust pursuant to Rule 12b–1 under the Investment Company Act of 1940, each Portfolio pays a distribution and/or service fee to W&R in an amount not to exceed 0.25% of each Portfolio’s average annual net assets. The fee is paid to compensate W&R for amounts it expends in connection with the distribution of the shares and/or provision of personal services to Portfolio shareholders and/or maintenance of shareholder accounts.

The Portfolios pay no management fees; however, Waddell & Reed Investment Management Company (WRIMCO) receives management fees from the underlying funds. Each Portfolio pays advisory fees to WRIMCO indirectly, as shareholders in the underlying funds. Likewise, each Portfolio indirectly pays other expenses related to the daily operations of the underlying funds.

As principal underwriter for each Portfolio’s shares, W&R receives gross sales commissions (which are not an expense of the Portfolios) for each Portfolio’s shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder’s redemption amount and paid to W&R. During the fiscal period ended June 30, 2010, W&R received the following amounts in gross sales commissions and CDSC:

	Gross Sales Commissions	CDSC
InvestEd Growth Portfolio	$344	$—
InvestEd Balanced Portfolio	189	—
InvestEd Conservative Portfolio	56	—

With respect to each Portfolio’s shares, W&R pays sales commissions and all expenses in connection with the sale of the InvestEd Plan’s shares, except for registration fees and related expenses. During the fiscal period ended June 30, 2010, W&R paid the following amounts: InvestEd Growth Portfolio – $188; InvestEd Balanced Portfolio – $102 and InvestEd Conservative Portfolio – $32.

3.	INVESTMENT VALUATIONS

Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – unadjusted quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The following tables summarize the valuation of each Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

	Level 1	Level 2	Level 3
InvestEd Growth Portfolio
Assets
Investments in Securities
Affiliated Mutual Funds	$111,900	$—	$—
Short-Term Securities	—	121	—
Total Investments in Securities	$111,900	$121	$—

InvestEd Balanced Portfolio
Assets
Investments in Securities
Affiliated Mutual Funds	$88,370	$—	$—
Short-Term Securities	—	229	—
Total Investments in Securities	$88,370	$229	$—

InvestEd Conservative Portfolio
Assets
Investments in Securities
Affiliated Mutual Funds	$62,001	$—	$—
Short-Term Securities	—	234	—
Total Investments in Securities	$62,001	$234	$—

There were no Level 3 securities owned during the fiscal period ended June 30, 2010.

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4.	INVESTMENT SECURITIES TRANSACTIONS

For the fiscal period ended June 30, 2010, the cost of purchases and the proceeds from maturities and sales of investments securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales
InvestEd Growth Portfolio	$5,744	$6,889
InvestEd Balanced Portfolio	10,263	7,151
InvestEd Conservative Portfolio	19,746	16,262

5.	FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, cost of investments owned at June 30, 2010 and the related unrealized appreciation (depreciation) were as follows:

Portfolio	Cost of investments	Gross appreciation	Gross depreciation	Net unrealized appreciation (depreciation)
InvestEd Growth Portfolio	$122,193	$2,338	$12,510	$(10,172)
InvestEd Balanced Portfolio	92,243	1,648	5,292	(3,644)
InvestEd Conservative Portfolio	60,914	1,321	—	1,321

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the fiscal year ended December 31, 2009 and the related net capital losses and post-October activity updated with information available through the date of this report were as follows:

	InvestEd Growth Portfolio	InvestEd Balanced Portfolio	InvestEd Conservative Portfolio
Net ordinary income	$3,107	$2,172	$745
Distributed ordinary income	2,837	1,836	742
Undistributed ordinary income	281	340	4
Realized long term capital gains	1,363	259	—
Distributed long term capital gains	1,201	—	—
Undistributed long term capital gains	894	259	—
Post-October losses deferred	—	—	—

Internal Revenue Code regulations permit each Portfolio to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses).

Capital loss carryovers are available to offset future realized capital gain net income incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

InvestEd Conservative Portfolio
December 31, 2016	$24

6.	CAPITAL SHARE TRANSACTIONS

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Six months ended 6-30-10		Fiscal year ended 12-31-09
	Shares	Value	Shares	Value
InvestEd Growth Portfolio
Shares issued from sale of shares	897	$9,953	1,620	$15,901
Shares issued in reinvestment of distributions to shareholders	—	—	372	4,037
Shares redeemed	(1,034)	(11,465)	(2,529)	(24,885)
Net decrease	(137)	$(1,512)	(537)	$(4,947)

InvestEd Balanced Portfolio
Shares issued from sale of shares	1,068	$11,664	2,088	$20,770
Shares issued in reinvestment of distributions to shareholders	—	—	171	1,836
Shares redeemed	(832)	(9,068)	(2,062)	(20,657)
Net increase	236	$2,596	197	$1,949

InvestEd Conservative Portfolio
Shares issued from sale of shares	762	$8,586	1,701	$18,112
Shares issued in reinvestment of distributions to shareholders	—	—	67	742
Shares redeemed	(490)	(5,505)	(1,222)	(13,039)
Net increase	272	$3,081	546	$5,815

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7.	AFFILIATED COMPANY TRANSACTIONS

A summary of the transactions in affiliated companies during the fiscal period ended June 30, 2010 follows:

	12-31-09 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/ (Loss)	Distributions Received	6-30-10 Share Balance	6-30-10 Market Value
InvestEd Growth Portfolio
Waddell & Reed Advisors Bond Fund, Class Y	892	$369	$339	$6	$107	896	$5,618
Waddell & Reed Advisors Core Investment Fund, Class Y	3,612	786	909	125	—	3,564	16,785
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	455	301	295	50	39	452	5,215
Waddell & Reed Advisors Global Bond Fund, Class Y	2,841	637	624	66	113	2,828	11,228
Waddell & Reed Advisors High Income Fund, Class Y	888	508	250	90	255	912	6,077
Waddell & Reed Advisors International Growth Fund, Class Y	3,978	1,467	1,426	504	—	3,921	29,605
Waddell & Reed Advisors New Concepts Fund, Class Y(1)	396	157	203	3	—	391	3,645
Waddell & Reed Advisors Small Cap Fund, Class Y(1)	820	419	447	105	—	810	10,173
Waddell & Reed Advisors Value Fund, Class Y	1,552	681	663	233	—	1,532	15,061
Waddell & Reed Advisors Vanguard Fund, Class Y	1,284	419	466	85	—	1,266	8,493

					$514		$111,900

InvestEd Balanced Portfolio
Waddell & Reed Advisors Bond Fund, Class Y	687	$324	$71	$2	$84	728	$4,564
Waddell & Reed Advisors Cash Management, Class A	4,064	192	4,256	—	1	—	—
Waddell & Reed Advisors Core Investment Fund, Class Y	2,222	473	446	108	—	2,202	10,373
Waddell & Reed Advisors Dividend Opportunities Fund, Class Y	350	371	60	12	30	374	4,318
Waddell & Reed Advisors Global Bond Fund, Class Y	1,095	4,803	66	10	45	2,282	9,061
Waddell & Reed Advisors Government Securities Fund, Class Y	2,933	1,510	287	5	278	3,146	18,279
Waddell & Reed Advisors High Income Fund, Class Y	683	392	274	97	199	686	4,570
Waddell & Reed Advisors International Growth Fund, Class Y	1,638	950	164	54	—	1,729	13,056
Waddell & Reed Advisors New Concepts Fund, Class Y(1)	203	79	228	19	—	186	1,732
Waddell & Reed Advisors Value Fund, Class Y	918	394	577	182	—	881	8,661
Waddell & Reed Advisors Vanguard Fund, Class Y	1,976	775	198	35	—	2,050	13,756

					$637		$88,370

InvestEd Conservative Portfolio
Waddell & Reed Advisors Bond Fund, Class Y	931	$714	$277	$7	$114	1,000	$6,273
Waddell & Reed Advisors Cash Management, Class A	5,526	13,504	303	—	1	18,728	18,728
Waddell & Reed Advisors Core Investment Fund, Class Y	4,998	2,337	12,895	1,642	—	2,522	11,879
Waddell & Reed Advisors Government Securities Fund, Class Y	3,965	3,191	1,123	15	377	4,324	25,121

					$492		$62,001

(1)	No dividends were paid during the preceding 12 months.

8.	REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review Waddell & Reed’s supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the Waddell & Reed Advisors Funds, and that this may have caused some dilution in those Funds. Also, the SEC found that Waddell & Reed failed to make certain disclosures to the Waddell & Reed Advisors Funds’ Boards of Directors and shareholders regarding the market timing activity and Waddell & Reed’s acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among its conditions requires that Waddell & Reed: reduce the aggregate investment management fees paid by certain of the Waddell & Reed Advisors Funds and certain of the Ivy Funds Variable Insurance Portfolios (the Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions; bear the costs of an independent fee consultant to be retained by the Funds to review and consult regarding the Funds’ investment management fee

2010	SEMIANNUAL REPORT	17

arrangements; and make additional investment management fee-related disclosures to Fund shareholders. The NYAG Settlement also effectively requires that the Funds implement certain governance measures designed to maintain the independence of the Funds’ Boards of Directors and appoint an independent compliance consultant responsible for monitoring the Funds’ and WRIMCO’s compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, required Waddell & Reed to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Directors. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

In addition, pursuant to the terms of agreement in the dismissal of separate litigation, Waddell & Reed has also agreed to extend the reduction in the aggregate investment management fees paid by the Funds, as described above, for an additional five years.

18	SEMIANNUAL REPORT	2010

PROXY VOTING INFORMATION

Waddell & Reed InvestEd Portfolios

Proxy Voting Guidelines

A description of the policies and procedures the underlying Waddell & Reed Advisors Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the InvestEd Portfolios and the underlying funds, as applicable, voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

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QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Waddell & Reed InvestEd Portfolios

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the InvestEd Portfolio’s Form N-Q. This form may be obtained in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

•	On Waddell & Reed’s website at www.waddell.com.

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2010	SEMIANNUAL REPORT	21

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22	SEMIANNUAL REPORT	2010

Waddell & Reed InvestEd Portfolios

Waddell & Reed InvestEd Growth Portfolio

Waddell & Reed InvestEd Balanced Portfolio

Waddell & Reed InvestEd Conservative Portfolio

1.888.WADDELL

Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses associated with the InvestEd Plan carefully before investing. This and other information is found in the Waddell & Reed InvestEd Portfolios’ prospectus, the InvestEd Plan Program Overview and the InvestEd Plan Account Application, an additional copy of which can be obtained from your financial advisor. Please read these materials carefully before investing.

An investor should also consider, before investing, whether the investor’s or designated beneficiary’s home state offers any state tax or other benefits that are only available for investments in such state’s 529 college savings plan.

2010	SEMIANNUAL REPORT	23

SEMIAN-INVESTED (6-10)

ITEM 2.    CODE OF ETHICS.

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred over the registrant’s second fiscal quarter of the period covered by this report that has affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED INVESTED PORTFOLIOS
(Registrant)

By:	/s/ Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: September 2, 2010

By:	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: September 2, 2010